General - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 04, 2021	Feb. 26, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 13, 2021
Sale of stock issue price per share						$ 10.00
Proceeds from Issuance of Common Stock			$ 223,732	$ 0	$ 0
Share price						$ 18
PIPE Investors [Member]
Proceeds from Issuance of Common Stock			$ 142,500
Share price			$ 10
Neura Inc's [Member]
Total purchase consideration transferred	$ 46,816
Percentage of voting interests acquired	100.00%
The Floow Ltd [Member] | Subsequent Event [Member] | Definitive Agreement [Member]
Total purchase consideration transferred		$ 69,000